Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (325,219,756)	$ (482,102,433)
Total long-term bank loans	494,076,875	$ 589,017,919
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2022	325,219,756
2023	369,102,362
2024	80,744,075
2025	5,411,171
2026 and thereafter	$ 38,819,267